INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES
20.	INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. and CCAL was registered in California, United States of America in 2007 and 2016 respectively. For the years ended December 31, 2015, 2016 and 2017, the entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 34%) on its taxable income under the current laws of the state of California and United States of America.

On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act (“the Act”). The reduction of the corporate income tax rate to 21% has been reflected in deferred income tax accounting as of December 31, 2017.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. ChinaCache Beijing qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2018 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Beijing is expiring in 2019 and there exists uncertainties with the reapplication outcome. Beijing Blue IT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2015 to 2017 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Blue IT is expiring in 2018 and there exists uncertainties with the reapplication outcome.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2017, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2017, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. Based on the assessment of facts and circumstances available at December 31, 2017, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Loss before income tax expense consists of:

	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(2,302)	(39,075)	(25,380)	(3,901)
PRC	(109,047)	(870,949)	(286,137)	(43,978)

	(111,349)	(910,024)	(311,517)	(47,879)

The income tax expense (benefit) comprises:

	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Current	2,665	1,104	29,428	4,523
Deferred	(25,279)	3,125	30,220	4,645

	(22,614)	4,229	59,648	9,168

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the year ended December 31, 2015, 2016 and 2017 is as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(111,349)	(910,024)	(311,517)	(47,879)

Income tax computed at PRC statutory tax rate of 25%	(27,838)	(227,506)	(77,880)	(11,970)
Preferential tax rates	3,335	68,787	15,992	2,458
International rate differences	(1,745)	(361)	7,702	1,184
Additional 50% tax deduction for qualified research and development expenses	(9,531)	(9,915)	(8,795)	(1,352)
Non-deductible expenses	18,564	25,611	12,751	1,960
Effect of changes in tax rates on deferred taxes	(1,406)	2,203	(86,069)	(13,229)
Changes in unrecognized tax benefits	(1,939)	(1,316)	(502)	(77)
Changes in the valuation allowance	(1,949)	146,726	196,449	30,194
Other permanent difference	(105)	-	-	-
Income tax expense (benefit)	(22,614)	4,229	59,648	9,168

The components of deferred taxes are as follows:

	For the years ended December 31,
	2016	2017
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	9,349	11,927	1,833
- Deferred revenue	3,631	3,595	553
- Accruals	6,764	21,102	3,243
- Tax losses	55,122	159,782	24,558
- Property and equipment	2,451	3,424	526
- Intangible assets	615	2,001	308
- Long-term investment impairment	900	1,500	231
- Impairment loss for long-lived assets	68,318	68,508	10,529
- Unrealized profit	-	71,760	11,029
Less: valuation allowance	(147,150)	(343,599)	(52,810)

Total Deferred tax assets	-	-	-

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years.

As of December 31, 2017, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB466,318,692 (US$71,672,000), which will expire between 2018 and 2022.

Unrecognized Tax Benefits

As of December 31, 2016 and 2017, the Company recorded an unrecognized tax benefit of RMB21,558,000 and RMB95,475,000 (US$ 14,674,000), respectively, of which RMB6,725,000 and RMB51,225,000 (US$7,873,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2016 and 2017, unrecognized tax benefits of RMB18,591,000 (US$2,857,000), if ultimately recognized, will impact the effective tax rate. The Company recorded penalty of RMB2,206,000, reversal of penalty of RMB658,000 and RMB14,708,000 (US$2,261,000) and interest expense of RMB1,619,000, RMB868,000 and RMB2,249,000 (US$346,000) for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, the Company’s tax years ended December 31, 2007 through 2018 remain open for statutory examination by tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Beginning balance	18,165	16,745	2,574
Increase based on tax positions related to the current year	-	74,419	11,438
Decrease of tax positions related to prior year	(1,420)	(502)	(77)
Reclassified from liabilities held for sale (Note 10)	-	4,813	740

Ending balance	16,745	95,475	14,675